PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2022	18,271	746,042	5,369	2,065	771,747
Additions	-	-	-	22	22
Transferred to assets classified as held for sale	(18,271)	(746,042)	(4,225)	(1,886)	(770,424)
At December 31,2022	-	-	1,144	201	1,345
Additions	-	-	446	53	499
Disposals	-	-	-	-	-
At December 31, 2023	-	-	1,590	254	1,844

Accumulated depreciation
At January 1, 2022	1,845	349,382	3,802	1,601	356,630
Depreciation charge	-	-	217	49	266
Transferred to assets classified as held for sale	(1,845)	(349,382)	(3,748)	(1,582)	(356,557)
At December 31, 2022	-	-	271	68	339
Depreciation charge	-	-	306	53	359
At December 31, 2023	-	-	577	121	698

Impairment
At January1, 2022	16,426	396,660	477	304	413,867

Transferred to assets classified as held for sale	(16,426)	(396,660)	(477)	(304)	(413,867)
At December 31, 2022	-	-	-	-	-
Impairment losses recognized in loss	-	-	-	-	-
At December 31, 2023	-	-	-	-	-

Carrying amount, net
At December 31, 2022	-	-	873	133	1,006
At December 31, 2023	-	-	1,013	133	1,146